Retirement plans liabilities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	R$ 6,978
Increase (decrease) through recognition of contractual service margin in profit or loss to reflect transfer of services, insurance contracts liability (asset)	6,291
Increase (decrease) through experience adjustments, insurance contracts liability (asset)	687
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(397,090)
Increase (decrease) through changes in estimates that adjust contractual service margin, insurance contracts liability (asset)	(397,090)
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	0
Increase (decrease) through cash flows, insurance contracts liability (asset)	(7,870,200)
Retirement plan liabilities from insurance and reinsurance contracts	(8,260,312)	R$ 0
Estimates of present value of future cash flows [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	687
Increase (decrease) through experience adjustments, insurance contracts liability (asset)	687
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(272,885)
Increase (decrease) through changes in estimates that adjust contractual service margin, insurance contracts liability (asset)	(948,085)
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	675,200
Increase (decrease) through cash flows, insurance contracts liability (asset)	(7,870,200)
Retirement plan liabilities from insurance and reinsurance contracts	(8,142,398)	0
Risk adjustment for non-financial risk [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(6)
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(6)
Retirement plan liabilities from insurance and reinsurance contracts	(6)	0
Contractual service margin [member]
Disclosure of defined benefit plans [line items]
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	6,291
Increase (decrease) through recognition of contractual service margin in profit or loss to reflect transfer of services, insurance contracts liability (asset)	6,291
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(124,199)
Increase (decrease) through changes in estimates that adjust contractual service margin, insurance contracts liability (asset)	550,995
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(675,194)
Retirement plan liabilities from insurance and reinsurance contracts	R$ (117,908)	R$ 0